Subsequent Events (Details) ₪ in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
		Jan. 08, 2019 USD ($)	Jan. 31, 2019	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 08, 2019 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Dividend Paid							$ 100,118
Proceeds from sale of shares								$ 100,478	$ 9,468
Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	[1]						24.00%	50.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		12.00%	12.00%
Gain on sale of remaining interest						$ 133,000
Dividend Paid				$ 10,000
Qoros [Member] | Remaining interest in Qoros of Kenon [Member] | Kenon share of dividend [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend Paid				$ 7,500
Qoros [Member] | Remaining interest in Qoros of Kenon [Member] | NIS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend Paid | ₪					₪ 36,000
Qoros [Member] | New Investor equity interest in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		63.00%	63.00%
Sale of remaining interest		$ 227,000
Qoros [Member] | New Investor equity interest in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of remaining interest | ¥										¥ 1,560,000
Qoros [Member] | Chery's equity interest in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest		25.00%	25.00%

[1]	Qoros is an associated company (See Note 9.C.b). The current assets include cash and cash equivalent of $149 million (2017: $12 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $766 million (2017: $1 billion).